SCHEDULE OF CLASS A ORDINARY SHARES REFLECTED IN CONSOLIDATED BALANCE SHEETS (Details) - DHC Acquisition Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accretion of carrying value to redemption value	$ 4,360,577	$ 4,462,497
Temporary Equity, Carrying Amount, Attributable to Parent	313,913,217
Temporary Equity, Carrying Amount, Attributable to Parent	22,056,915	313,913,217
Common Class A [Member]
Class A ordinary shares issuance costs			$ (16,924,264)
Accretion of carrying value to redemption value	4,360,577	4,462,497	27,136,138
Temporary Equity, Carrying Amount, Attributable to Parent		$ 313,913,217	309,450,720
Redemption	(296,216,878)
Temporary Equity, Carrying Amount, Attributable to Parent	$ 22,056,916		313,913,217
IPO [Member]
Gross proceeds			309,450,720
Proceeds allocated to Public Warrants			$ (10,211,874)